Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
December 2023 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) [Line Items]
Original amount bearing no interest	$ 135,000
May 2024 and December 2023 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) [Line Items]
Original amount bearing no interest	7,000	$ 24,000
original amount bearing a one-time interest fee	2,460
August 2024 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) [Line Items]
Original amount bearing no interest	80,000
August 2024 One [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) [Line Items]
Original amount bearing no interest	20,000
Septembert 2024 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Parentheticals) (Details) [Line Items]
Original amount bearing no interest	$ 20,000